Property, Plant and Equipment, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
At cost:
Furniture, fixtures and office equipment	$ 57,371	$ 56,755
Motor vehicles	58,198	58,055
Building improvements	20,619	20,568
Total	136,188	135,378
Less: accumulated depreciation	(132,406)	(113,652)
Net book value	$ 3,782	$ 21,726